Investments - Equity investments without readily determinable fair values (Details) $ in Thousands	1 Months Ended					12 Months Ended
	Sep. 30, 2021 CNY (¥)	Jul. 31, 2021 CNY (¥)	Jun. 30, 2021 CNY (¥)	Apr. 30, 2019 CNY (¥)	Oct. 31, 2016 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)	Feb. 28, 2021 CNY (¥)	Oct. 31, 2019 CNY (¥)	Sep. 30, 2019 CNY (¥)	Nov. 30, 2018 CNY (¥)	Oct. 31, 2018 CNY (¥)	Oct. 31, 2017 CNY (¥)
Investments
Total consideration						¥ 224,813,000		¥ 232,230,000	¥ 156,904,000
Long-term Investments						227,959,000		252,500,000	166,100,000	$ 33,051
Impairment of long-term investment						¥ 7,945,000	$ 1,152	¥ 17,850,000	¥ 0
Beijing Souyang Management Consulting Co., Ltd
Investments
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	23.00%
Shanghai Xingying Medical Technology Co., Ltd
Investments
Percentage of equity interest held					10.00%
Total consideration					¥ 4,000,000
Cash consideration					1,000,000
Non-cash consideration for investment					¥ 3,000,000
Shanghai Linkedcare Information Technology Co., Ltd
Investments
Percentage of equity interest held		13.33%							15.10%
Cash consideration		¥ 40,000,000							¥ 125,000,000
First BCC
Investments
Percentage of equity interest held																1.00%
Total consideration																¥ 1,663,000
Chengdu Zhisu Medical Management Company Limited
Investments
Percentage of equity interest held													16.00%		16.00%
Total consideration													¥ 4,250,000		¥ 4,000,000
Beijing Mevos
Investments
Percentage of equity interest held														11.11%
Total consideration														¥ 5,150,000
Yicai
Investments
Percentage of equity interest held	35.00%			35.00%
Cash consideration	¥ 350			¥ 17,500
Beijing Sharing New Medical Technology Company Limited
Investments
Total consideration											¥ 7,596,000	¥ 13,475,000
Equity method investment ownership percentage											49.00%	49.00%
Beauty Care Clinics Investment Co., Ltd
Investments
Percentage of equity interest held			1.74%
Cash consideration			¥ 50,000,000
Ningbo Qizhi Nianhua Medical Treatment Technology Co., Ltd
Investments
Percentage of equity interest held		7.50%
Cash consideration		¥ 3,000,000
Beijing Souyang Management Consulting Co., Ltd
Investments
Equity method investment ownership percentage	77.00%
Payments to Acquire Equity Method Investments	¥ 5,000,000